Stockholders' Equity and Accumulated Other Comprehensive Loss	3 Months Ended
Mar. 31, 2017
Stockholders' Equity Note [Abstract]
Stockholders' Equity and Accumulated Other Comprehensive Loss

Note 11: Stockholders’ Equity and Accumulated Other Comprehensive Loss

The changes in the components of stockholders’ equity were as follows:

	Equity Attributable to Hilton Stockholders
	Common Stock(1)		Treasury Stock	Additional Paid-in Capital(1)	Accumulated Deficit	Accumulated Other Comprehensive Loss	Noncontrolling Interests(2)	Total
	Shares	Amount
	(in millions)
Balance as of December 31, 2016	329	$3	$—	$10,220	$(3,323)	$(1,001)	$(50)	$5,849
Share-based compensation	2	—	—	(7)	—	—	—	(7)
Repurchases of common stock	(1)	—	(70)	—	—	—	—	(70)
Net income	—	—	—	—	74	—	1	75
Other comprehensive income (loss)	—	—	—	—	—	20	(1)	19
Dividends	—	—	—	—	(50)	—	—	(50)
Spin-offs of Park and HGV	—	—	—	—	(4,331)	63	49	(4,219)
Cumulative effect of the adoption of ASU 2016-09	—	—	—	1	(1)	—	—	—
Distributions	—	—	—	—	—	—	(1)	(1)

Balance as of March 31, 2017	330	$3	$(70)	$10,214	$(7,631)	$(918)	$(2)	$1,596

	Equity Attributable to Hilton Stockholders
	Common Stock(1)		Additional Paid-in Capital(1)	Accumulated Deficit	Accumulated Other Comprehensive Loss	Noncontrolling Interests(2)	Total
	Shares	Amount
	(in millions)
Balance as of December 31, 2015	329	$3	$10,158	$(3,392)	$(784)	$(34)	$5,951
Share-based compensation	—	—	2	—	—	—	2
Net income	—	—	—	309	—	1	310
Other comprehensive income (loss)	—	—	—	—	10	(2)	8
Dividends	—	—	—	(69)	—	—	(69)
Cumulative effect of the adoption of ASU 2015-02	—	—	—	—	—	5	5
Distributions	—	—	—	—	—	(2)	(2)

Balance as of March 31, 2016	329	$3	$10,160	$(3,152)	$(774)	$(32)	$6,205

(1)	Adjusted to reflect the Reverse Stock Split. See Note 1: “Organization and Basis of Presentation” for additional information.
(2)	Other comprehensive loss attributable to non-controlling interests was related to a currency translation adjustment.

In February 2017, our board of directors authorized a stock repurchase program of up to $1.0 billion of the Company’s common stock. During the three months ended March 31, 2017, we repurchased 1,213,415 shares of common stock under the program at an average cost of $57.67 per share for an aggregate purchase price of $70 million. As of March 31, 2017, $930 million remained available for share repurchases under the program.

The changes in the components of accumulated other comprehensive loss, net of taxes, were as follows:

	Currency Translation Adjustment(1)	Pension Liability Adjustment(2)	Cash Flow Hedge Adjustment(3)	Total
	(in millions)
Balance as of December 31, 2016	$(738)	$(251)	$(12)	$(1,001)
Other comprehensive income (loss) before reclassifications	21	(1)	(4)	16
Amounts reclassified from accumulated other comprehensive loss	—	2	2	4

Net current period other comprehensive income (loss)	21	1	(2)	20

Spin-offs of Park and HGV	63	—	—	63

Balance as of March 31, 2017	$(654)	$(250)	$(14)	$(918)

(1)	Includes net investment hedges and intra-entity foreign currency transactions that are of a long-term investment nature.
(2)	Amounts reclassified include the amortization of prior service cost and net loss that were included in our computation of net periodic pension cost. They were recognized in general and administrative expenses, net of a $1 million tax benefit, in our condensed consolidated statement of operations.
(3)	Amounts reclassified related to the 2013 Interest Rate Swaps and were recognized in interest expense, net of a $1 million tax benefit, in our condensed consolidated statement of operations.

	Currency Translation Adjustment(1)	Pension Liability Adjustment(2)	Cash Flow Hedge Adjustment	Total
	(in millions)
Balance as of December 31, 2015	$(580)	$(194)	$(10)	$(784)
Other comprehensive income (loss) before reclassifications	15	—	(6)	9
Amounts reclassified from accumulated other comprehensive loss	—	1	—	1

Net current period other comprehensive income (loss)	15	1	(6)	10

Balance as of March 31, 2016	$(565)	$(193)	$(16)	$(774)

(1)	Includes net investment hedges and intra-entity foreign currency transactions that are of a long-term investment nature.
(2)	Amounts reclassified were recognized in general and administrative expenses, net of a $1 million tax benefit, in our condensed consolidated statement of operations.